Consolidated Balance Sheet - USD ($)		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Assets
Cash and cash equivalents	[1]	$ 50,300,000	$ 15,900,000		$ 425,100,000
Accounts receivable—related parties	[1]	21,400,000	21,500,000
Accounts receivable—third parties	[1]	3,300,000	1,500,000
Materials and supplies	[1]	4,500,000	2,200,000
Other current assets	[1]	4,200,000	2,700,000
Total Current Assets	[1]	83,700,000	43,800,000
Equity investments	[1]	944,900,000
Net properties, plants and equipment	[1]	1,625,200,000	1,010,600,000
Goodwill	[1]	2,500,000	2,500,000
Intangibles		0	8,400,000	[1]
Deferred rentals—related parties	[1]	5,600,000	5,900,000
Deferred tax assets	[1]	100,000	500,000
Other assets	[1]	700,000	900,000
Total Assets	[1]	2,662,700,000	1,072,600,000
Liabilities
Accounts payable—related parties	[1]	3,900,000	18,000,000
Accounts payable—third parties	[1]	66,900,000	112,400,000
Payroll and benefits payable		700,000	200,000
Accrued property and other taxes	[1]	7,500,000	3,100,000
Accrued interest	[1]	16,900,000	3,600,000
Current portion of accrued environmental costs	[1]	800,000
Deferred revenues—related parties	[1]	4,600,000	600,000
Other current liabilities	[1]	100,000	300,000
Total Current Liabilities	[1]	101,400,000	138,200,000
Notes payable—related parties	[1]	241,000,000	499,600,000
Long-term debt	[1]	1,090,700,000	18,000,000
Asset retirement obligations	[1]	3,400,000	3,500,000
Accrued environmental costs	[1]	800,000
Deferred income taxes	[1]	300,000
Deferred revenues—related parties—long-term	[1]	10,900,000	500,000
Total Liabilities	[1]	1,448,500,000	659,800,000
Equity
General partner—Phillips 66 (2015—1,683,425 units issued and outstanding; 2014—1,531,518 units issued and outstanding)	[1]	(650,300,000)	(517,000,000)
Accumulated other comprehensive loss	[1]	(1,500,000)	0
Total Equity	[1]	1,214,200,000	412,800,000		769,300,000
Total Liabilities and Equity	[1]	2,662,700,000	1,072,600,000
Public [Member] | Common Units [Member]
Equity
Unitholders	[1]	808,900,000	415,300,000
Total Equity		808,900,000	415,300,000		409,100,000
Non-public [Member] | Common Units [Member] | Phillips 66 [Member]
Equity
Unitholders	[1]	233,000,000	57,100,000
Total Equity		233,000,000	57,100,000		48,600,000
Non-public [Member] | Subordinated Units [Member] | Phillips 66 [Member]
Equity
Unitholders	[1]		116,800,000
Total Equity			116,800,000		$ 104,900,000
Phillips 66 [Member]
Equity
Net investment—Predecessors	[1]	$ 824,100,000	$ 340,600,000

[1]	Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.